UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Delaware Enhanced Global Dividend and Income Fund Semiannual report May 31, 2015

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of May 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Enhanced Global Dividend and Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

As of May 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	70.82%
Consumer Discretionary	8.17%
Consumer Staples	7.54%
Diversified REITs	0.87%
Energy	5.79%
Financials	9.90%
Healthcare	9.46%
Healthcare REITs	0.31%
Hotel REITs	0.61%
Industrial REITs	1.11%
Industrials	7.94%
Information Technology	6.24%
Mall REITs	0.75%
Manufactured Housing REIT	0.08%
Materials	2.70%
Mixed REITs	0.19%
Mortgage REITs	0.26%
Multifamily REITs	0.66%
Office REITs	1.15%
Self-Storage REITs	0.22%
Shopping Center REITs	1.09%
Single Tenant REIT	0.07%
Specialty REITs	0.16%
Telecommunications	4.15%
Utilities	1.40%

Convertible Preferred Stock	2.94%

Exchange-Traded Note	0.06%

Agency Collateralized Mortgage Obligations	0.04%

Agency Mortgage-Backed Securities	0.40%

Commercial Mortgage-Backed Securities	0.07%

Convertible Bonds	12.95%
Basic Industry	0.05%
Capital Goods	0.69%
Communications	1.23%
Consumer Cyclical	0.88%
Consumer Non-Cyclical	2.80%
Energy	0.56%
Financials	1.32%
Industrials	0.73%
Real Estate Investment Trusts	1.29%
Technology	3.40%

Security type / sector	Percentage of net assets

Corporate Bonds	43.96%
Automotives	0.57%
Banking	2.56%
Basic Industry	4.23%
Brokerage	0.01%
Capital Goods	3.61%
Communications	5.85%
Consumer Cyclical	2.71%
Consumer Non-Cyclical	2.43%
Electric	0.16%
Energy	6.38%
Financials	0.51%
Healthcare	2.14%
Insurance	0.67%
Media	4.64%
Real Estate Investment Trusts	0.25%
Services	2.94%
Technology	1.75%
Transportation	0.46%
Utilities	2.09%

Non-Agency Asset-Backed Securities	0.02%

Non-Agency Collateralized Mortgage Obligations	0.08%

Regional Bond	0.42%

Senior Secured Loans	2.16%

Sovereign Bonds	4.01%

Supranational Bank	0.64%

U.S. Treasury Obligations	0.60%

Leveraged Non-Recourse Security	0.00%

Limited Partnership	0.20%

Preferred Stock	0.48%

Right	0.01%

Warrant	0.00%

Short-Term Investments	1.55%

Total Value of Securities	141.41%

Borrowing Under Line of Credit	(41.77%)

Receivables and Other Assets Net of Liabilities	0.36%

Total Net Assets	100.00%

(continues)	1

Security type / sector and country allocations

Delaware Enhanced Global Dividend and Income Fund

Country*	Percentage of net assets

Australia	2.39%
Austria	0.38%
Barbados	0.45%
Bermuda	0.65%
Brazil	0.55%
Canada	4.35%
Cayman Islands	0.59%
Chile	0.11%
China/Hong Kong	2.71%
Colombia	0.28%
Cyprus	0.08%
Denmark	0.88%
France	8.14%
Germany	2.21%
Indonesia	2.36%
Ireland	0.40%
Israel	1.89%
Italy	1.46%
Jamaica	1.12%
Japan	11.65%
Luxembourg	3.24%
Mexico	4.07%
Netherlands	3.16%
Norway	0.13%
Puerto Rico	0.22%
Russia	0.51%
Singapore	0.03%
South Africa	0.50%
Spain	0.89%
Supranational	0.64%
Sweden	2.35%
Switzerland	3.35%
United Kingdom	7.13%
United States	70.81%
Uruguay	0.18%

Total	139.86%

*Allocation includes all investments except for short-term investments.

The percentage of net assets exceeds 100.00% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in Note 5 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

May 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 70.82%❖

Consumer Discretionary – 8.17%
AMC Entertainment Holdings	7,023	$203,035
Ford Motor	40,600	615,902
Johnson Controls	16,200	842,724
Kering	6,668	1,170,056
Mattel	31,800	820,758
Nitori Holdings	39,608	3,040,883
Publicis Groupe	11,296	902,619
Sumitomo Rubber Industries	99,400	1,747,860
Target	7,800	618,696
Techtronic Industries	390,500	1,342,447
Toyota Motor	48,005	3,311,676
Yue Yuen Industrial Holdings	698,000	2,396,384

		17,013,040

Consumer Staples – 7.54%
Aryzta †	49,777	3,155,809
Carlsberg Class B	19,975	1,834,405
Coca-Cola Amatil	157,865	1,213,098
ConAgra Foods	32,000	1,235,520
Japan Tobacco	57,900	2,101,360
Kimberly-Clark	11,200	1,219,232
Kraft Foods Group	14,500	1,224,525
Lorillard	17,300	1,253,904
Procter & Gamble	10,300	807,417
Tesco	508,425	1,657,706

		15,702,976

Diversified REITs – 0.87%
Fibra Uno Administracion	87,563	223,090
Gramercy Property Trust	14,134	376,106
Investors Real Estate Trust	10,260	74,282
Kenedix Office Investment	50	260,578
Lexington Realty Trust	29,584	271,581
Mapletree Logistics Trust	70,996	61,349
NSI	89	376
Orix JREIT	40	56,790
Stockland	70,059	231,309
Vornado Realty Trust	2,641	263,809

		1,819,270

Energy – 5.79%
Chevron	7,900	813,700
CNOOC	1,054,000	1,640,740
ConocoPhillips	12,700	808,736
Halcon Resources †	4,938	5,185
Marathon Oil	22,100	600,899
Occidental Petroleum	8,200	641,158
Royal Dutch Shell ADR	19,600	1,189,524

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Energy (continued)
Saipem †	72,883	$926,945
Spectra Energy	22,700	798,359
Subsea 7	16,338	171,146
Suncor Energy	45,700	1,335,044
TOTAL	26,586	1,341,797
TOTAL ADR	23,600	1,191,564
Williams	11,700	597,870

		12,062,667

Financials – 9.90%
Ashford †	710	68,515
AXA	130,188	3,271,440
Bank Rakyat Indonesia Persero	1,297,000	1,153,322
BB&T	31,600	1,247,252
Gallagher (Arthur J.)	25,300	1,225,785
ING Groep CVA	138,098	2,280,422
Mitsubishi UFJ Financial Group	518,828	3,826,045
Nordea Bank	195,801	2,549,009
Nordea Bank FDR	46,352	605,868
Solar Capital	8,309	158,868
Standard Chartered	162,021	2,592,080
UniCredit	233,816	1,640,606

		20,619,212

Healthcare – 9.46%
AbbVie	15,800	1,052,122
AstraZeneca ADR	14,800	999,740
Baxter International	13,800	919,218
Bristol-Myers Squibb	12,000	775,200
Johnson & Johnson	10,100	1,011,414
Merck	24,200	1,473,538
Novartis	33,101	3,397,028
Pfizer	42,260	1,468,535
Sanofi	30,832	3,036,626
STADA Arzneimittel	47,255	1,642,547
Teva Pharmaceutical Industries ADR	65,500	3,936,550

		19,712,518

Healthcare REITs – 0.31%
Health Care REIT	2,450	172,137
Healthcare Trust of America Class A	7,610	188,652
Omega Healthcare Investors	2,612	94,110
Ventas	2,885	191,910

		646,809

(continues)	3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Hotel REITs – 0.61%
Ashford Hospitality Prime	12,360	$194,546
Ashford Hospitality Trust	61,800	531,480
DiamondRock Hospitality	12,256	161,411
Pebblebrook Hotel Trust	2,322	99,567
Strategic Hotels & Resorts †	12,516	151,193
Summit Hotel Properties	9,300	124,248

		1,262,445

Industrial REITs – 1.11%
DCT Industrial Trust	4,219	138,003
Goodman Group	49,447	245,936
Nippon Prologis REIT	250	480,848
Prologis	385	15,242
Prologis Property Mexico	294,100	501,505
STAG Industrial	35,063	746,842
Terreno Realty	9,357	190,415

		2,318,791

Industrials – 7.94%
Deutsche Post	66,924	2,022,610
East Japan Railway	26,161	2,384,331
ITOCHU	199,502	2,681,569
Koninklijke Philips	68,596	1,869,091
Meggitt	169,986	1,324,585
Raytheon	11,600	1,197,816
Rexel	51,167	937,269
Vinci	34,617	2,052,603
Waste Management	24,800	1,231,320
WestJet Airlines @	38,643	837,891

		16,539,085

Information Technology – 6.24%
CA	39,400	1,199,730
Canon ADR	23,400	808,002
CGI Group Class A †	67,740	2,867,912
Cisco Systems	49,300	1,444,983
Intel	37,100	1,278,466
Microsoft	24,100	1,129,326
Playtech	82,758	1,050,845
Symantec	41,400	1,019,475
Teleperformance	29,692	2,187,074

		12,985,813

Mall REITs – 0.75%
General Growth Properties	12,497	354,040
Pennsylvania Real Estate Investment Trust	8,500	189,720
Simon Property Group	5,605	1,016,747

		1,560,507

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Manufactured Housing REIT – 0.08%
Equity LifeStyle Properties	3,156	$172,917

		172,917

Materials – 2.70%
AuRico Gold	152,573	505,184
Dow Chemical	14,100	734,187
duPont (E.I.) deNemours	10,200	724,302
Rexam	206,547	1,763,471
Rio Tinto	31,263	1,367,226
Tarkett	6,400	165,650
Yamana Gold	102,366	367,738

		5,627,758

Mixed REITs – 0.19%
CyrusOne	4,151	133,953
Duke Realty	11,447	223,903
PS Business Parks	400	29,240

		387,096

Mortgage REITs – 0.26%
Chimera Investment	3,400	49,062
Starwood Property Trust	20,900	499,301

		548,363

Multifamily REITs – 0.66%
Apartment Investment & Management	15,728	596,563
Camden Property Trust	5,109	383,073
Equity Residential	1,597	118,689
Essex Property Trust	297	66,118
Post Properties	3,769	214,117

		1,378,560

Office REITs – 1.15%
alstria office REIT	33,657	436,468
Champion REIT	125,000	71,419
Dexus Property Group	6,651	40,570
Easterly Government Properties	60,000	931,800
Equity Commonwealth †	13,433	345,900
Hudson Pacific Properties	3,742	114,094
Paramount Group	5,908	108,353
Parkway Properties	20,673	355,369

		2,403,973

Self-Storage REITs – 0.22%
Extra Space Storage	5,300	371,159
Jernigan Capital †	4,000	81,760

		452,919

Shopping Center REITs – 1.09%
Charter Hall Retail REIT	71,117	242,726

	Number of shares	Value (U.S. $)

Common Stock❖ (continued)

Shopping Center REITs (continued)
DDR	9,513	$160,960
First Capital Realty	2,922	44,148
Kimco Realty	12,857	308,054
Kite Realty Group Trust	16,234	439,130
Link REIT	33,000	191,290
Ramco-Gershenson Properties Trust	19,634	338,097
Regency Centers	900	56,826
Scentre Group	40,548	121,873
Urban Edge Properties	1,320	28,512
Westfield	16,989	125,032
Wheeler Real Estate Investment Trust @	88,713	204,040

		2,260,688

Single Tenant REIT – 0.07%
Spirit Realty Capital	13,069	141,014

		141,014

Specialty REITs – 0.16%
American Residential Properties †	9,627	178,581
EPR Properties	2,626	151,441

		330,022

Telecommunications – 4.15%
AT&T	41,900	1,447,226
Century Communications =†	125,000	0
Mobile TeleSystems ADR	101,500	1,061,690
Nippon Telegraph & Telephone	42,901	2,967,256
NTT DOCOMO ADR	33,600	602,784
Tele2 Class B	146,655	1,726,047
Verizon Communications	16,800	830,592

		8,635,595

Utilities – 1.40%
Abengoa Yield	3,271	125,737
American Water Works	800	42,296
Edison International	10,100	614,181
National Grid	78,225	1,120,059
National Grid ADR	11,400	817,152
NorthWestern	3,800	197,676

		2,917,101

Total Common Stock (cost $127,915,925)		147,499,139

	Number of shares	Value (U.S. $)

Convertible Preferred Stock – 2.94%

Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	240	$200,850
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	4,840	541,983
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	1,950	116,961
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	12,500	603,875
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	397	81,981
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	510	685,950
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	22,289	696,531
Laclede Group 6.75% exercise price $57.81, expiration date 4/1/17	4,379	241,327
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	19,850	1,000,142
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	6,674	458,971
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	695	840,137
Weyerhaeuser 6.375% exercise price $33.13, expiration date 7/1/16	11,489	623,393
Wheeler Real Estate Investment Trust 9.00% exercise price $5.00, expiration date 12/31/49 @=†	34	35,265

Total Convertible Preferred Stock (cost $6,553,124)		6,127,366

Exchange-Traded Note – 0.06%

iPATH S&P 500 VIX Short-Term Futures ETN †	6,250	118,750

Total Exchange-Traded Note (cost $1,178,000)		118,750

(continues)	5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 0.04%

Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	65,095	$75,609
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18	15,207	15,821

Total Agency Collateralized Mortgage Obligations (cost $81,613)		91,430

Agency Mortgage-Backed Securities – 0.40%

Fannie Mae ARM
2.08% 3/1/38 ●	8,123	8,610
2.127% 10/1/36 ●	5,691	6,063
2.27% 4/1/36 ●	20,213	21,496
2.298% 10/1/36 ●	8,600	9,148
2.315% 11/1/35 ●	4,158	4,436
2.357% 4/1/36 ●	6,412	6,843
2.419% 5/1/43 ●	4,367	4,456
2.546% 6/1/43 ●	1,991	2,042
3.296% 9/1/43 ●	4,473	4,681
Fannie Mae S.F. 15 yr
4.00% 11/1/25	74,452	79,342
5.50% 1/1/23	10,535	11,612
Fannie Mae S.F. 20 yr
4.00% 2/1/31	2,973	3,196
5.50% 12/1/29	689	779
Fannie Mae S.F. 30 yr
4.00% 11/1/40	1,617	1,732
4.50% 7/1/36	1,503	1,640
6.50% 6/1/36	9,901	11,975
6.50% 10/1/36	8,021	9,705
Freddie Mac ARM
2.261% 7/1/36 ●	4,838	5,152
2.265% 10/1/36 ●	9,074	9,695
Freddie Mac S.F. 15 yr
4.00% 5/1/25	624	668
5.00% 6/1/18	2,985	3,126
5.00% 12/1/22	17,328	18,159
Freddie Mac S.F. 30 yr
5.00% 1/1/34	196,068	221,296
6.00% 2/1/36	918	1,056
7.00% 11/1/33	18,859	22,821
9.00% 9/1/30	33,929	36,668
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.622% 11/25/49 #●	10,000	10,921

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2011-K15 B 144A
4.931% 8/25/44 #●	10,000	$11,045
Series 2012-K22 B 144A
3.687% 8/25/45 #●	10,000	10,318
GNMA I S.F. 30 yr
7.50% 12/15/23	39,777	45,913
7.50% 1/15/32	35,059	43,255
9.50% 9/15/17	20,357	20,703
GNMA II S.F. 30 yr
6.00% 11/20/28	37,379	42,892
6.50% 2/20/30	128,471	142,447

Total Agency Mortgage-Backed Securities (cost $757,461)		833,891

Commercial Mortgage-Backed Securities – 0.07%

Banc of America Commercial Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	10,000	10,168
Series 2007-4 AM
5.811% 2/10/51 ●	35,000	37,747
Commercial Mortgage Trust
Series 2005-CD1 AJ
5.225% 7/15/44 ●	10,000	10,105
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	10,000	10,083
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	35,000	36,620
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	10,452
Series 2006-C6 AM
5.413% 9/15/39	20,000	20,984

Total Commercial Mortgage-Backed Securities (cost $138,342)		136,159

Convertible Bonds – 12.95%

Basic Industry – 0.05%
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	391,000	99,949

		99,949

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Capital Goods – 0.69%
Abengoa 144A 5.125% exercise price $38.44, expiration date 2/23/17 #	1,000,000	$1,069,375
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	222,000	251,693
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	156,000	126,555

		1,447,623

Communications – 1.23%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	989,000	993,945
Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40 #	562,000	615,390
Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43 #	975,000	945,141

		2,554,476

Consumer Cyclical – 0.88%
Huron Consulting Group 144A 1.25% exercise price $79.89, expiration date 9/27/19 #	565,000	604,903
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	1,149,000	1,226,557

		1,831,460

Consumer Non-Cyclical – 2.80%
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	343,000	517,073
HealthSouth 2.00% exercise price $38.82, expiration date 11/30/43	497,000	605,097
Hologic
2.00% exercise price $31.17, expiration date 2/27/42 ϕ	597,000	765,653
2.00% exercise price $38.59, expiration date 12/15/43	607,000	721,951

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Consumer Non-Cyclical (continued)
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	941,000	$1,254,471
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	922,000	851,697
Vector Group
1.75% exercise price $25.87, expiration date 4/15/20	838,000	899,803
2.50% exercise price $16.78, expiration date 1/14/19 ●	157,000	221,358

		5,837,103

Energy – 0.56%
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	349,000	339,839
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	396,000	405,157
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	654,000	414,881

		1,159,877

Financials – 1.32%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	718,000	740,437
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	791,000	871,583
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	446,000	467,743
New Mountain Finance 144A 5.00% exercise price $15.93, expiration date 6/14/19 #	666,000	682,650

		2,762,413

Industrials – 0.73%
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	678,000	668,254

(continues)	7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Industrials (continued)
General Cable 4.50% exercise price $34.47, expiration date 11/15/29 ϕ	1,058,000	$857,641

		1,525,895

Real Estate Investment Trusts – 1.29%
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	708,000	677,471
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	1,069,000	1,159,865
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	877,000	843,564

		2,680,900

Technology – 3.40%
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	416,000	409,240
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	1,096,000	1,087,780
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	683,000	955,773
Electronics For Imaging 144A 0.75% exercise price $52.72, expiration date 8/29/19 #	631,000	660,973
Intel 3.25% exercise price $21.47, expiration date 8/1/39	401,000	681,953
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	789,000	919,185
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	712,000	717,340
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	852,000	809,400
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	181,000	262,676

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Technology (continued)
SunEdison
144A 2.625% exercise price $38.65, expiration date 5/30/23 #	99,000	$102,651
144A 3.375% exercise price $38.65, expiration date 5/30/25 #	49,000	51,787
VeriSign 4.136% exercise price $34.37, expiration date 8/15/37	220,000	416,075

		7,074,833

Total Convertible Bonds (cost $25,431,913)		26,974,529

Corporate Bonds – 43.96%

Automotives – 0.57%
Gates Global 144A
6.00% 7/15/22 #	480,000	445,200
International Automotive Components Group 144A
9.125% 6/1/18 #	450,000	465,750
Meritor
6.25% 2/15/24	40,000	40,850
6.75% 6/15/21	225,000	234,563

		1,186,363

Banking – 2.56%
Australia & New Zealand Banking Group
5.03% 6/20/22 ●	AUD 1,799,000	1,426,686
Bank of America
3.95% 4/21/25	10,000	9,929
6.50% 10/23/49 ●	450,000	476,437
Barclays Bank
7.625% 11/21/22	375,000	436,641
BB&T 2.45% 1/15/20	35,000	35,263
City National 5.25% 9/15/20	5,000	5,733
Credit Suisse Group 144A
7.50% 12/11/49 #●	400,000	426,500
Goldman Sachs Group
2.60% 4/23/20	5,000	5,019
5.15% 5/22/45	5,000	5,122
5.375% 5/10/20 ●	170,000	169,787
HSBC Holdings
4.00% 3/30/22	20,000	21,465
6.375% 12/29/49 ●	415,000	426,931
ING Groep
6.50% 12/31/45 ●	285,000	286,247

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase
4.125% 12/15/26	10,000	$10,117
5.30% 12/29/49 ●	10,000	10,049
6.75% 8/29/49 ●	410,000	447,413
Lloyds Banking Group
7.50% 4/30/49 ●	445,000	474,481
Morgan Stanley
4.35% 9/8/26	5,000	5,097
MUFG Americas Holdings
2.25% 2/10/20	5,000	4,992
3.00% 2/10/25	15,000	14,590
Northern Trust
3.95% 10/30/25	30,000	31,715
PNC Funding 5.625% 2/1/17	35,000	37,447
Popular 7.00% 7/1/19	440,000	452,650
Santander Holdings USA
4.625% 4/19/16	10,000	10,318
State Street 3.10% 5/15/23	5,000	5,035
SunTrust Banks
2.35% 11/1/18	10,000	10,152
USB Capital IX
3.50% 10/29/49 ●	80,000	66,548
Wells Fargo
5.875% 6/15/50 ●	5,000	5,263
Zions Bancorporation
4.50% 6/13/23	5,000	5,243

		5,322,870

Basic Industry – 4.23%
AK Steel
7.625% 5/15/20	296,000	263,440
7.625% 10/1/21	205,000	173,225
ArcelorMittal
5.125% 6/1/20	105,000	106,837
6.125% 6/1/25	110,000	112,063
6.25% 3/1/21	120,000	127,050
10.60% 6/1/19	15,000	18,244
Builders FirstSource 144A
7.625% 6/1/21 #	430,000	451,500
CF Industries 6.875% 5/1/18	25,000	28,394
Chemours
144A 6.625% 5/15/23 #	75,000	76,313
144A 7.00% 5/15/25 #	373,000	380,460
Cliffs Natural Resources
5.95% 1/15/18	155,000	130,200
CPG Merger Sub 144A
8.00% 10/1/21 #	325,000	342,875
Dow Chemical
8.55% 5/15/19	34,000	41,821

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Evolution Escrow Issuer 144A
7.50% 3/15/22 #	290,000	$289,275
First Quantum Minerals
144A 6.75% 2/15/20 #	77,000	75,653
144A 7.00% 2/15/21 #	172,000	167,485
144A 7.25% 5/15/22 #	200,000	193,250
FMG Resources August 2006 Pty
144A 8.25% 11/1/19 #	199,000	182,831
144A 9.75% 3/1/22 #	245,000	257,863
Georgia-Pacific
8.00% 1/15/24	20,000	26,110
Grace (W.R.) 144A
5.625% 10/1/24 #	165,000	174,281
HD Supply 11.50% 7/15/20	345,000	405,375
Hexion 144A
10.00% 4/15/20 #	205,000	218,325
INEOS Group Holdings 144A
6.125% 8/15/18 #	200,000	206,250
International Paper
3.80% 1/15/26	5,000	5,040
5.00% 9/15/35	5,000	5,043
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	9,900
Kissner Milling 144A
7.25% 6/1/19 #	200,000	205,250
LSB Industries 7.75% 8/1/19	250,000	266,875
Lundin Mining 144A
7.875% 11/1/22 #	430,000	466,285
LyondellBasell Industries
4.625% 2/26/55	10,000	9,168
Methanex 4.25% 12/1/24	10,000	10,102
NCI Building Systems 144A
8.25% 1/15/23 #	220,000	235,950
New Gold 144A
6.25% 11/15/22 #	326,000	328,037
Norbord 144A
6.25% 4/15/23 #	165,000	166,650
NOVA Chemicals 144A
5.00% 5/1/25 #	240,000	246,600
Polymer Group 144A
6.875% 6/1/19 #	500,000	468,125
Potash of Saskatchewan
3.00% 4/1/25	10,000	9,977
PPG Industries
2.30% 11/15/19	5,000	5,043
Rayonier AM Products 144A
5.50% 6/1/24 #	425,000	383,563

(continues)	9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Rockwood Specialties Group
4.625% 10/15/20	5,000	$5,225
Ryerson
9.00% 10/15/17	315,000	321,300
11.25% 10/15/18	109,000	105,730
Steel Dynamics
5.50% 10/1/24	260,000	268,775
TPC Group 144A
8.75% 12/15/20 #	525,000	510,563
Weyerhaeuser
4.625% 9/15/23	10,000	10,857
Wise Metals Group 144A
8.75% 12/15/18 #	170,000	182,327
Wise Metals Intermediate Holdings 144A
9.75% 6/15/19 #	115,000	125,206

		8,800,711

Brokerage – 0.01%
Jefferies Group
5.125% 1/20/23	10,000	10,447
6.45% 6/8/27	5,000	5,339
6.50% 1/20/43	5,000	4,932
Lazard Group
6.85% 6/15/17	6,000	6,584

		27,302

Capital Goods – 3.61%
Accudyne Industries Borrower
144A 7.75% 12/15/20 #	270,000	251,100
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	400,000	404,000
BWAY Holding 144A
9.125% 8/15/21 #	705,000	734,963
Cemex
144A 5.70% 1/11/25 #	1,000,000	985,950
144A 7.25% 1/15/21 #	480,000	517,920
Consolidated Container 144A
10.125% 7/15/20 #	185,000	165,575
Crane 4.45% 12/15/23	10,000	10,718
Gardner Denver 144A
6.875% 8/15/21 #	644,000	600,530
Ingersoll-Rand Global Holding
4.25% 6/15/23	10,000	10,621
KLX 144A 5.875% 12/1/22 #	380,000	386,175
Masco 4.45% 4/1/25	5,000	5,144
Milacron 144A
7.75% 2/15/21 #	220,000	228,800
Plastipak Holdings 144A
6.50% 10/1/21 #	470,000	486,450

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Reynolds Group Issuer
8.25% 2/15/21	310,000	$328,213
Signode Industrial Group
144A 6.375% 5/1/22 #	360,000	361,800
TransDigm
6.00% 7/15/22	425,000	432,969
6.50% 7/15/24	275,000	281,875
144A 6.50% 5/15/25 #	155,000	158,875
United Technologies
4.15% 5/15/45	5,000	4,939
Votorantim Cimentos 144A
7.25% 4/5/41 #	1,118,000	1,152,658

		7,509,275

Communications – 5.85%
Altice
144A 7.625% 2/15/25 #	200,000	198,000
144A 7.75% 5/15/22 #	630,000	637,875
Altice Financing 144A
6.625% 2/15/23 #	470,000	488,213
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,012
AT&T
3.40% 5/15/25	20,000	19,493
4.35% 6/15/45	10,000	8,950
4.50% 5/15/35	5,000	4,755
Blue Coat Holdings 144A
8.375% 6/1/23 #	120,000	121,500
CC Holdings GS V
3.849% 4/15/23	5,000	5,007
CenturyLink
5.80% 3/15/22	210,000	216,037
6.75% 12/1/23	240,000	257,100
Cogent Communications Finance 144A
5.625% 4/15/21 #	375,000	364,687
Cogent Communications Group 144A
5.375% 3/1/22 #	125,000	125,625
Comcast 3.375% 8/15/25	15,000	15,227
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	32,883
Digicel 144A 6.75% 3/1/23 #	355,000	353,225
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	1,218,750
144A 8.25% 9/30/20 #	1,075,000	1,120,150
Equinix 5.75% 1/1/25	270,000	279,450
Historic TW 6.875% 6/15/18	25,000	28,731
Hughes Satellite Systems
7.625% 6/15/21	280,000	315,700

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Intelsat Luxembourg
7.75% 6/1/21	110,000	$99,687
8.125% 6/1/23	1,395,000	1,248,525
Level 3 Communications
5.75% 12/1/22	385,000	394,144
Level 3 Financing
5.375% 8/15/22	85,000	87,231
144A 5.375% 5/1/25 #	460,000	458,275
Orange 5.50% 2/6/44	5,000	5,594
Scripps Networks Interactive
3.95% 6/15/25	5,000	5,034
SES 144A 3.60% 4/4/23 #	10,000	10,287
SES GLOBAL Americas Holdings 144A
5.30% 3/25/44 #	15,000	15,940
Sprint
7.125% 6/15/24	1,015,000	984,550
7.25% 9/15/21	220,000	221,925
7.875% 9/15/23	260,000	265,044
T-Mobile USA
6.00% 3/1/23	55,000	57,234
6.125% 1/15/22	115,000	120,894
6.25% 4/1/21	180,000	190,350
6.375% 3/1/25	275,000	287,719
UPCB Finance IV 144A
5.375% 1/15/25 #	200,000	201,250
Verizon Communications
4.40% 11/1/34	5,000	4,828
4.862% 8/21/46	30,000	29,064
Viacom 4.85% 12/15/34	15,000	14,555
Wind Acquisition Finance
144A 4.75% 7/15/20 #	200,000	202,000
144A 7.375% 4/23/21 #	365,000	381,425
Windstream Services
7.50% 4/1/23	225,000	203,063
7.75% 10/1/21	165,000	156,750
WPP Finance 2010
5.625% 11/15/43	10,000	11,466
Zayo Group 144A
6.00% 4/1/23 #	700,000	706,643

		12,194,847

Consumer Cyclical – 2.71%
American Tire Distributors
144A 10.25% 3/1/22 #	200,000	212,500
Bed Bath & Beyond
4.915% 8/1/34	5,000	5,125
Boyd Gaming
6.875% 5/15/23	200,000	204,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
CDK Global 144A
4.50% 10/15/24 #	10,000	$10,301
Chinos Intermediate Holdings A 144A PIK 7.75% 5/1/19 #❆	305,000	263,063
DBP Holding 144A
7.75% 10/15/20 #	251,000	220,253
Delphi 4.15% 3/15/24	5,000	5,279
Family Tree Escrow 144A
5.75% 3/1/23 #	315,000	333,900
General Motors Financial
3.15% 1/15/20	5,000	5,009
3.45% 4/10/22	10,000	9,863
4.00% 1/15/25	5,000	4,977
4.375% 9/25/21	5,000	5,229
Harman International Industries 4.15% 5/15/25	10,000	10,106
Home Depot 2.625% 6/1/22	10,000	10,018
Host Hotels & Resorts
4.75% 3/1/23	20,000	21,335
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,176
Landry’s 144A
9.375% 5/1/20 #	785,000	848,781
Lennar 4.75% 5/30/25	305,000	299,663
Magna International
3.625% 6/15/24	30,000	30,109
Marriott International
3.375% 10/15/20	5,000	5,193
McDonald’s 3.375% 5/26/25	10,000	10,032
MGM Resorts International
6.00% 3/15/23	595,000	619,544
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	285,000	287,850
Neiman Marcus Group 144A PIK 8.75% 10/15/21 #❆	315,000	341,775
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	265,000	274,275
Priceline Group
3.65% 3/15/25	10,000	10,067
QVC
4.375% 3/15/23	15,000	15,125
5.45% 8/15/34	10,000	9,595
Rite Aid 144A
6.125% 4/1/23 #	450,000	469,687
RSI Home Products 144A
6.50% 3/15/23 #	310,000	320,850
Sabre GLBL 144A
5.375% 4/15/23 #	205,000	209,613

(continues)	11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Signet UK Finance
4.70% 6/15/24	10,000	$10,315
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	5,000	4,905
Target 2.30% 6/26/19	5,000	5,099
TRW Automotive 144A
4.45% 12/1/23 #	15,000	15,323
Wynn Las Vegas 144A
5.50% 3/1/25 #	525,000	527,625

		5,647,060

Consumer Non-Cyclical – 2.43%
AbbVie
2.50% 5/14/20	5,000	5,005
3.20% 11/6/22	5,000	5,030
3.60% 5/14/25	10,000	10,084
Actavis Funding SCS
3.45% 3/15/22	5,000	5,051
3.80% 3/15/25	5,000	5,045
AmerisourceBergen
3.25% 3/1/25	5,000	4,976
Amgen
2.70% 5/1/22	5,000	4,929
3.125% 5/1/25	5,000	4,874
Becton Dickinson
3.734% 12/15/24	5,000	5,113
6.375% 8/1/19	10,000	11,641
Boston Scientific
6.00% 1/15/20	15,000	17,196
Campbell Soup
3.30% 3/19/25	10,000	10,011
Celgene 3.95% 10/15/20	30,000	32,305
Cott Beverages
144A 5.375% 7/1/22 #	125,000	122,813
144A 6.75% 1/1/20 #	395,000	416,725
Covidien International Finance 4.20% 6/15/20	20,000	22,002
EMD Finance
144A 2.95% 3/19/22 #	5,000	5,025
144A 3.25% 3/19/25 #	5,000	4,954
ExamWorks Group
5.625% 4/15/23	405,000	415,631
Express Scripts Holding
2.25% 6/15/19	5,000	5,000
3.50% 6/15/24	5,000	5,041
JBS Investments
144A 7.25% 4/3/24 #	200,000	214,500
144A 7.75% 10/28/20 #	515,000	572,525

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
JBS USA 144A
5.75% 6/15/25 #	415,000	$420,187
Medtronic
144A 3.15% 3/15/22 #	15,000	15,361
144A 3.50% 3/15/25 #	10,000	10,253
Merck
2.35% 2/10/22	5,000	4,945
2.75% 2/10/25	15,000	14,635
Omnicare 5.00% 12/1/24	95,000	105,569
Prestige Brands 144A
5.375% 12/15/21 #	290,000	296,148
Quintiles Transnational 144A
4.875% 5/15/23 #	90,000	91,575
Smucker (J.M.)
144A 3.50% 3/15/25 #	10,000	10,027
144A 4.25% 3/15/35 #	5,000	4,875
Spectrum Brands
144A 6.125% 12/15/24 #	500,000	533,750
6.625% 11/15/22	265,000	285,537
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	430,000	434,300
SUPERVALU 7.75% 11/15/22	470,000	506,425
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	95,000	98,681
144A 6.125% 4/15/25 #	260,000	271,050
Zimmer Holdings
3.15% 4/1/22	5,000	5,002
3.55% 4/1/25	5,000	4,944
4.625% 11/30/19	30,000	32,889
Zoetis 3.25% 2/1/23	20,000	19,637

		5,071,266

Electric – 0.16%
Ameren Illinois
3.25% 3/1/25	5,000	5,110
9.75% 11/15/18	45,000	56,764
American Transmission Systems 144A
5.25% 1/15/22 #	25,000	28,212
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,440
CMS Energy 6.25% 2/1/20	5,000	5,812
Commonwealth Edison
5.80% 3/15/18	5,000	5,592
Entergy Louisiana
4.05% 9/1/23	15,000	16,182
Great Plains Energy
4.85% 6/1/21	15,000	16,607

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Integrys Energy Group
6.11% 12/1/66 ●	15,000	$14,255
IPALCO Enterprises
5.00% 5/1/18	10,000	10,650
ITC Holdings 3.65% 6/15/24	5,000	5,107
LG&E & KU Energy
4.375% 10/1/21	20,000	21,909
National Rural Utilities Cooperative Finance
2.85% 1/27/25	5,000	4,939
4.75% 4/30/43 ●	10,000	10,105
NextEra Energy Capital Holdings
2.40% 9/15/19	10,000	10,094
3.625% 6/15/23	5,000	5,155
NV Energy 6.25% 11/15/20	5,000	5,874
Pennsylvania Electric
5.20% 4/1/20	25,000	27,633
PPL Electric Utilities
3.00% 9/15/21	10,000	10,367
Public Service of New Hampshire
3.50% 11/1/23	5,000	5,248
Public Service of Oklahoma
5.15% 12/1/19	30,000	33,650
Puget Energy 6.00% 9/1/21	5,000	5,849
SCANA 4.125% 2/1/22	10,000	10,373
Wisconsin Energy
6.25% 5/15/67 ●	5,000	4,844

		330,771

Energy – 6.38%
Anadarko Petroleum
4.50% 7/15/44	5,000	4,849
Baytex Energy 144A
5.625% 6/1/24 #	360,000	349,200
California Resources
5.50% 9/15/21	380,000	361,950
6.00% 11/15/24	325,000	300,625
Calumet Specialty Products Partners 7.625% 1/15/22	570,000	591,375
Chaparral Energy
7.625% 11/15/22	265,000	213,325
8.25% 9/1/21	215,000	175,225
CHC Helicopter
9.25% 10/15/20	355,500	303,064
Chesapeake Energy
4.875% 4/15/22	495,000	473,963
5.75% 3/15/23	315,000	312,637

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Chevron
1.961% 3/3/20	5,000	$5,017
2.411% 3/3/22	5,000	4,982
Columbia Pipeline Group
144A 2.45% 6/1/18 #	5,000	5,050
144A 4.50% 6/1/25 #	5,000	5,084
Comstock Resources 144A
10.00% 3/15/20 #	495,000	480,150
Consolidated Energy Finance
144A 6.75% 10/15/19 #	570,000	589,950
Continental Resources
4.50% 4/15/23	15,000	14,802
CSI Compressco 144A
7.25% 8/15/22 #	300,000	286,500
Dominion Gas Holdings
3.60% 12/15/24	10,000	10,359
Ecopetrol 5.875% 5/28/45	615,000	571,643
Enbridge Energy Partners
8.05% 10/1/37 ●	25,000	26,000
Energy Transfer Equity
5.50% 6/1/27	90,000	90,675
5.875% 1/15/24	178,000	190,015
Energy Transfer Partners
9.70% 3/15/19	7,000	8,681
EnLink Midstream Partners
4.15% 6/1/25	5,000	5,021
5.05% 4/1/45	5,000	4,791
Ensco 4.70% 3/15/21	10,000	10,355
Enterprise Products Operating
7.034% 1/15/68 ●	25,000	27,063
EP Energy 144A
6.375% 6/15/23 #	205,000	205,513
Exterran Partners
6.00% 4/1/21	210,000	206,325
Exxon Mobil 2.397% 3/6/22	5,000	4,992
Genesis Energy
5.75% 2/15/21	440,000	442,200
6.00% 5/15/23	65,000	65,975
Halcon Resources
144A 8.625% 2/1/20 #	40,000	40,700
9.75% 7/15/20	580,000	421,950
Kinder Morgan 144A
5.00% 2/15/21 #	5,000	5,376
Kinder Morgan Energy Partners 9.00% 2/1/19	20,000	24,255
Laredo Petroleum
5.625% 1/15/22	385,000	387,887
7.375% 5/1/22	120,000	128,100
Linn Energy 6.25% 11/1/19	370,000	318,200

(continues)	13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Energy (continued)
MarkWest Energy Partners
4.875% 12/1/24	375,000	$380,625
Murphy Oil USA
6.00% 8/15/23	400,000	427,000
Newfield Exploration
5.625% 7/1/24	10,000	10,575
NiSource Finance
6.125% 3/1/22	5,000	5,889
Noble Energy
3.90% 11/15/24	5,000	5,071
5.05% 11/15/44	5,000	5,044
Northern Oil & Gas
8.00% 6/1/20	400,000	380,000
NuStar Logistics
6.75% 2/1/21	240,000	256,804
Oasis Petroleum
6.875% 3/15/22	500,000	513,750
Ocean Rig UDW 144A
7.25% 4/1/19 #	202,000	153,520
PBF Logistics 144A
6.875% 5/15/23 #	90,000	92,025
PDC Energy 7.75% 10/15/22	245,000	263,375
Petrobras Global Finance
3.00% 1/15/19	39,000	36,561
Petroleos Mexicanos
5.50% 6/27/44	512,000	501,248
6.625% 6/15/35	1,000,000	1,128,000
Pioneer Energy Services
6.125% 3/15/22	440,000	358,600
Plains All American Pipeline
8.75% 5/1/19	10,000	12,368
Pride International
6.875% 8/15/20	10,000	11,563
Regency Energy Partners
5.875% 3/1/22	5,000	5,487
Rose Rock Midstream 144A
5.625% 11/15/23 #	210,000	207,375
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	265,000	265,994
Shell International Finance
3.25% 5/11/25	10,000	10,164
Sunoco Logistics Partners Operations
3.45% 1/15/23	10,000	9,727
Talisman Energy
5.50% 5/15/42	10,000	9,539
Transocean
4.30% 10/15/22	115,000	92,431
6.375% 12/15/21	195,000	184,031

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Energy (continued)
Valero Energy
3.65% 3/15/25	5,000	$4,995
4.90% 3/15/45	5,000	4,952
Weatherford International
4.50% 4/15/22	235,000	227,940
Western Gas Partners
3.95% 6/1/25	5,000	4,974
Williams Partners
7.25% 2/1/17	20,000	21,829
Woodside Finance 144A
8.75% 3/1/19 #	15,000	18,304

		13,283,584

Financials – 0.51%
Affiliated Managers Group
3.50% 8/1/25	5,000	4,951
Ally Financial
4.625% 3/30/25	320,000	314,400
Aviation Capital Group 144A
6.75% 4/6/21 #	5,000	5,800
CME Group 3.00% 3/15/25	5,000	4,978
General Electric Capital
2.10% 12/11/19	35,000	35,524
5.55% 5/4/20	5,000	5,810
6.00% 8/7/19	10,000	11,659
Infinity Acquisition 144A
7.25% 8/1/22 #	265,000	251,750
James Hardie International Finance 144A
5.875% 2/15/23 #	415,000	433,675

		1,068,547

Healthcare – 2.14%
21st Century Oncology 144A
11.00% 5/1/23 #	165,000	164,175
Air Medical Merger Sub 144A
6.375% 5/15/23 #	410,000	396,675
Community Health Systems
6.875% 2/1/22	615,000	658,056
DaVita HealthCare Partners
5.00% 5/1/25	130,000	129,513
5.125% 7/15/24	145,000	146,813
HCA 5.375% 2/1/25	340,000	351,050
HealthSouth 5.75% 11/1/24	195,000	202,069
IASIS Healthcare
8.375% 5/15/19	320,000	335,400
Immucor 11.125% 8/15/19	630,000	672,525
Kinetic Concepts
10.50% 11/1/18	155,000	167,090
12.50% 11/1/19	180,000	197,100

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Mallinckrodt International Finance
4.75% 4/15/23	40,000	$38,575
144A 5.50% 4/15/25 #	220,000	222,090
Par Pharmaceutical
7.375% 10/15/20	115,000	123,337
Tenet Healthcare
144A 5.00% 3/1/19 #	170,000	170,213
8.125% 4/1/22	450,000	491,625

		4,466,306

Insurance – 0.67%
American International Group
3.875% 1/15/35	10,000	9,489
4.125% 2/15/24	5,000	5,297
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,642
Highmark
144A 4.75% 5/15/21 #	5,000	5,175
144A 6.125% 5/15/41 #	5,000	5,099
HUB International 144A
7.875% 10/1/21 #	435,000	450,225
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,467
MetLife 6.40% 12/15/36	100,000	114,550
Prudential Financial
5.375% 5/15/45 ●	5,000	5,041
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	5,000	5,101
144A 4.125% 11/1/24 #	10,000	10,382
USI 144A 7.75% 1/15/21 #	395,000	404,875
Voya Financial
5.65% 5/15/53 ●	5,000	5,213
XLIT
4.45% 3/31/25	10,000	10,105
6.50% 12/29/49 ●	365,000	315,360

		1,388,021

Media – 4.64%
CCO Holdings 144A
5.375% 5/1/25 #	155,000	156,550
Columbus International 144A
7.375% 3/30/21 #	870,000	946,125
CSC Holdings 144A
5.25% 6/1/24 #	435,000	426,844
DISH DBS 5.875% 11/15/24	240,000	241,200
Gray Television
7.50% 10/1/20	640,000	684,800

	Principal	Value
	amount°	(U.S. $)

Corporate Bonds (continued)

Media (continued)
iHeartCommunications
9.00% 12/15/19	75,000	$73,969
9.00% 9/15/22	1,130,000	1,067,567
LIN Television 144A
5.875% 11/15/22 #	515,000	529,163
MDC Partners 144A
6.75% 4/1/20 #	165,000	164,381
Nexstar Broadcasting 144A
6.125% 2/15/22 #	415,000	434,713
Numericable-SFR 144A
6.00% 5/15/22 #	660,000	668,250
Outfront Media Capital
5.875% 3/15/25	185,000	195,869
RCN Telecom Services 144A
8.50% 8/15/20 #	315,000	336,656
Sinclair Television Group
144A 5.625% 8/1/24 #	720,000	730,800
Sirius XM Radio 144A
5.375% 4/15/25 #	470,000	471,880
Unitymedia 144A
6.125% 1/15/25 #	480,000	498,000
Univision Communications
144A 5.125% 5/15/23 #	240,000	241,800
VTR Finance 144A
6.875% 1/15/24 #	865,000	902,844
WideOpenWest Finance
10.25% 7/15/19	630,000	674,887
13.375% 10/15/19	190,000	209,000

		9,655,298

Real Estate Investment Trusts – 0.25%
Alexandria Real Estate Equities 4.60% 4/1/22	15,000	16,017
AvalonBay Communities
3.45% 6/1/25	5,000	5,076
3.50% 11/15/24	5,000	5,076
Carey (W.P.) 4.60% 4/1/24	5,000	5,144
CBL & Associates
4.60% 10/15/24	5,000	5,021
Communications Sales & Leasing 144A
8.25% 10/15/23 #	165,000	168,713
Corporate Office Properties
3.60% 5/15/23	5,000	4,798
5.25% 2/15/24	10,000	10,761
DDR
3.625% 2/1/25	5,000	4,919
7.50% 4/1/17	5,000	5,518
7.875% 9/1/20	20,000	24,759

(continues)	15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate Investment Trusts (continued)
Education Realty Operating Partnership
4.60% 12/1/24	5,000	$5,140
ESH Hospitality 144A
5.25% 5/1/25 #	225,000	227,813
Excel Trust 4.625% 5/15/24	5,000	4,983
Hospitality Properties Trust
4.50% 3/15/25	5,000	5,065
Omega Healthcare Investors
144A 4.50% 4/1/27 #	5,000	4,933
Regency Centers
5.875% 6/15/17	20,000	21,749

		525,485

Services – 2.94%
Abengoa Finance 144A
8.875% 11/1/17 #	165,000	173,250
Abengoa Greenfield 144A
6.50% 10/1/19 #	200,000	189,000
AECOM
144A 5.75% 10/15/22 #	165,000	171,187
144A 5.875% 10/15/24 #	235,000	244,987
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	600,000	599,250
144A 10.75% 10/15/19 #	215,000	173,613
Avis Budget Car Rental 144A
5.25% 3/15/25 #	500,000	491,875
BlueLine Rental Finance 144A
7.00% 2/1/19 #	210,000	217,875
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	280,000	230,300
Covanta Holding
5.875% 3/1/24	415,000	429,525
GEO Group
5.125% 4/1/23	165,000	170,363
5.875% 10/15/24	275,000	293,563
Mattamy Group 144A
6.50% 11/15/20 #	485,000	472,875
Navios South American Logistics 144A
7.25% 5/1/22 #	375,000	364,219
Pinnacle Entertainment
6.375% 8/1/21	140,000	150,150
7.75% 4/1/22	255,000	283,050
United Rentals North America
5.50% 7/15/25	130,000	130,163
5.75% 11/15/24	730,000	745,513

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services (continued)
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	165,000	$167,475
West 144A
5.375% 7/15/22 #	445,000	433,319

		6,131,552

Technology – 1.75%
Apple
3.20% 5/13/25	25,000	25,283
3.45% 2/9/45	5,000	4,374
Avaya 144A 7.00% 4/1/19 #	80,000	80,400
CDW 5.50% 12/1/24	215,000	225,750
CommScope 144A
5.50% 6/15/24 #	415,000	415,519
CommScope Technologies Finance 144A
6.00% 6/15/25 #	240,000	243,600
Corning 2.90% 5/15/22	15,000	15,147
Entegris 144A
6.00% 4/1/22 #	415,000	435,750
First Data
11.25% 1/15/21	437,000	491,625
11.75% 8/15/21	535,500	613,817
Fiserv 3.85% 6/1/25	5,000	5,079
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	655,000	668,919
Micron Technology
144A 5.25% 1/15/24 #	205,000	203,463
144A 5.625% 1/15/26 #	80,000	78,800
Microsoft 3.75% 2/12/45	5,000	4,615
Molex Electronic Technologies
144A 2.878% 4/15/20 #	10,000	9,979
144A 3.90% 4/15/25 #	5,000	4,961
Motorola Solutions
4.00% 9/1/24	10,000	9,987
National Semiconductor
6.60% 6/15/17	20,000	22,239
NetApp 3.25% 12/15/22	10,000	9,760
Oracle
2.95% 5/15/25	5,000	4,914
4.125% 5/15/45	5,000	4,852
4.30% 7/8/34	25,000	25,608
QUALCOMM
3.00% 5/20/22	5,000	5,029
3.45% 5/20/25	5,000	4,985
Seagate HDD Cayman 144A
4.75% 1/1/25 #	15,000	15,392

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Xerox 6.35% 5/15/18	10,000	$11,229

		3,641,076

Transportation – 0.46%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 # ¿	5,000	4,987
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ¿	4,853	4,878
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ¿	5,000	4,963
Brambles USA 144A
5.35% 4/1/20 #	15,000	16,755
Burlington Northern Santa Fe
4.15% 4/1/45	15,000	14,388
ERAC USA Finance 144A
5.25% 10/1/20 #	15,000	16,954
Norfolk Southern
3.85% 1/15/24	35,000	37,036
Red de Carreteras de Occidente 144A
9.00% 6/10/28 #	MXN 13,000,000	825,401
Trinity Industries
4.55% 10/1/24	10,000	9,801
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ¿	5,000	5,175
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ¿	5,000	5,113
United Parcel Service
5.125% 4/1/19	10,000	11,278

		956,729

Utilities – 2.09%
Abengoa Yield 144A
7.00% 11/15/19 #	275,000	286,687
AES 5.50% 4/15/25	390,000	385,125
AES Gener 144A
8.375% 12/18/73 #●	200,000	219,500
Altice US Finance 144A
7.75% 7/15/25 #	325,000	319,394
American Water Capital
3.40% 3/1/25	5,000	5,111
Calpine
5.375% 1/15/23	745,000	752,450
5.50% 2/1/24	205,000	205,513
DPL 144A 6.75% 10/1/19 #	355,000	383,400

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Dynegy
5.875% 6/1/23	255,000	$255,000
144A 7.375% 11/1/22 #	220,000	235,400
144A 7.625% 11/1/24 #	420,000	452,550
Electricite de France 144A
4.60% 1/27/20 #	15,000	16,622
Enel 144A
8.75% 9/24/73 #●	400,000	478,000
GenOn Energy
9.875% 10/15/20	345,000	357,075

		4,351,827

Total Corporate Bonds (cost $91,540,378)		91,558,890

Non-Agency Asset-Backed Securities – 0.02%

Fifth Third Auto Trust
Series 2014-2 A2B
0.346% 4/17/17 ●	19,154	19,148
Nissan Auto Receivables Owner Trust
Series 2013-C A3
0.67% 8/15/18	25,000	25,004

Total Non-Agency Asset-Backed Securities (cost $44,149)		44,152

Non-Agency Collateralized Mortgage Obligations – 0.08%

Citicorp Mortgage Securities Trust
Series 2007-1 2A1
5.50% 1/25/22	4,963	4,985
Citicorp Residential Mortgage Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ	100,000	99,633
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.774% 1/25/36 ●	73,616	66,742

Total Non-Agency Collateralized Mortgage Obligations (cost $164,350)		171,360

Regional Bond – 0.42%Δ

Australia – 0.42%
New South Wales Treasury
4.00% 5/20/26	AUD1,060,000	873,758

Total Regional Bond (cost $923,764)		873,758

(continues)	17

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans – 2.16%«

21st Century Oncology Tranche B 1st Lien
6.50% 4/28/22	185,000	$184,537
Applied Systems 2nd Lien
7.50% 1/23/22	411,719	414,549
Atkore International 2nd Lien
7.75% 10/9/21	235,000	221,487
Avaya Tranche B-3
4.68% 10/26/17	263,996	263,426
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	440,000	445,792
CD&R Millennium Holdco 6 SARL 2nd Lien
8.25% 7/31/22	400,000	400,000
Drillship Ocean Ventures Tranche B 1st Lien
5.50% 7/25/21	117,686	106,653
Flint Group 2nd Lien
8.25% 9/7/22	405,000	401,456
Green Energy Partners (Stonewall) Tranche B
6.50% 11/13/21	255,000	258,984
iHeartCommunications Tranche D 6.94% 1/30/19	240,000	225,471
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	84,786	77,503
Marina District Finance Tranche B 1st Lien
6.50% 8/15/18	322,058	325,595
Moxie Patriot Tranche B1
6.75% 12/19/20	210,000	211,050
Old HB 1st Lien
6.75% 3/20/20	410,850	420,094
Panda Liberty Tranche B
7.50% 8/21/20	215,000	215,537
Rite Aid 2nd Lien
5.75% 8/21/20	178,000	179,863
Solenis International 2nd Lien
7.75% 7/31/22	150,000	145,875

Total Senior Secured Loans (cost $4,497,663)		4,497,872

Sovereign Bonds – 4.01%Δ

Indonesia – 1.80%
Indonesia Government International Bonds
6.625% 2/17/37	1,350,000	1,569,375
144A 6.75% 1/15/44 #	1,800,000	2,187,000

		3,756,375

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Mexico – 1.71%
Mexican Bonos
10.00% 12/5/24	MXN 22,720,000	$1,903,656
Mexico Government International Bond
3.60% 1/30/25	1,632,000	1,645,056

		3,548,712

South Africa – 0.50%
South Africa Government International Bond
5.375% 7/24/44	1,000,000	1,044,036

		1,044,036

Total Sovereign Bonds (cost $9,423,523)		8,349,123

Supranational Bank – 0.64%

Inter-American Development Bank 7.25% 7/17/17	IDR 17,930,000,000	1,325,971

Total Supranational Bank (cost $1,495,517)		1,325,971

U.S. Treasury Obligations – 0.60%

U.S. Treasury Bond
3.00% 5/15/45	30,000	30,921
3.125% 8/15/44	40,000	42,103
U.S. Treasury Note
1.375% 4/30/20	275,000	273,797
2.00% 2/15/25	900,000	892,477

Total U.S. Treasury Obligations (cost $1,246,301)		1,239,298

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Auction Pass Through Trust
Series 2007-B 144A
0.00% 1/15/87 #@t=†	500,000	0

Total Leveraged Non-Recourse Security (cost $425,000)		0

	Number of shares	Value (U.S. $)

Limited Partnership – 0.20%

Ares Management	9,000	$ 175,410
Brookfield Infrastructure Partners	5,400	233,550

Total Limited Partnership (cost $330,629)		408,960

Preferred Stock – 0.48%

Ally Financial 144A 7.00% #	400	406,000
Freddie Mac 6.02%	40,000	159,200
GMAC Capital Trust I
8.125% ●	12,000	312,720
Integrys Energy Group
6.00% ●	300	8,055
Morgan Stanley 5.55% ●	10,000	10,050
National Retail Properties
5.70%	200	4,870
Public Storage 5.20%	200	4,844
Vornado Realty Trust 6.625%	3,700	94,054

Total Preferred Stock (cost $1,868,556)		999,793

Right – 0.01%

Safeway CVR exercise price $2.41	46,400	24,678

Total Right (cost $0)		24,678

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 @	12,540	1,254

Total Warrant (cost $104)		1,254

	Principal amount°

Short-Term Investments – 1.55%

Discount Notes – 0.53%≠
Federal Home Loan Bank
0.05% 6/1/15	301,633	301,633
0.065% 6/5/15	133,546	133,546
0.075% 6/4/15	89,289	89,289
0.075% 6/29/15	89,289	89,288
0.08% 7/17/15	135,271	135,266
0.08% 7/22/15	180,362	180,354
0.095% 7/14/15	169,649	169,643

		1,099,019

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 1.02%
Bank of America Merrill Lynch 0.04%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $756,166 (collateralized by U.S. government obligations 0.50%–1.375% 7/31/16–2/29/20; market value $771,286)	756,163	$756,163
Bank of Montreal 0.08%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $630,140 (collateralized by U.S. government obligations 0.00%–9.125% 11/12/15–5/15/45; market value $642,739)	630,136	630,136
BNP Paribas 0.09%, dated 5/29/15, to be repurchased on 6/1/15, repurchase price $746,707 (collateralized by U.S. government obligations 0.00%–8.75% 7/23/15–5/15/45; market value $761,635)	746,701	746,701

		2,133,000

Total Short-Term Investments (cost $3,231,979)		3,232,019

Total Value of Securities – 141.41% (cost $277,248,291)		$294,508,392

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $60,539,074, which represents 29.07% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $1,620,433, which represents 0.78% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

(continues)	19

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

❖	Securities have been classified by type of business. Aggregate classification by country of origin has been presented in “Security type / sector and country allocations” on page 2.
❆	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2015, the aggregate value of fair valued securities was $35,265, which represents 0.02% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2015.

 Unfunded Commitments

The Fund may invest in floating-rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at May 31, 2015:

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)

Informatica Bridge Loan	$410,000	$410,000	$410,000	$—
SS&C Technologies Bridge Loan	415,000	415,000	415,000	—

Total			$825,000	$—

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

CVA – Dutch Certificate

CVR – Contingent Value Rights

ETN – Exchange-Traded Note

FDR – Finnish Depositary Receipt

GNMA – Government National Mortgage Association

IDR – Indonesian Rupiah

MXN – Mexican Peso

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Enhanced Global Dividend and Income Fund

May 31, 2015 (Unaudited)

Assets:
Investments, at value[1]	$291,276,373
Short-term investments, at value[2]	3,232,019
Foreign currencies, at value[3]	22,514
Dividend and interest receivable	2,862,538
Receivable for securities sold	1,096,358

Total assets	298,489,802

Liabilities:
Cash overdraft	1,146,353
Borrowing under line of credit	87,000,000
Payable for securities purchased	1,634,406
Interest expense payable on leverage	86,758
Investment management fees payable	240,312
Other accrued expenses	106,459
Other affiliates payable	6,089
Trustees’ fees and expenses payable	1,479

Total liabilities	90,221,856

Total Net Assets	$208,267,946

Net Assets Consist of:
Paid-in capital	$229,384,577
Distributions in excess of net investment income	(2,409,156)
Accumulated net realized loss on investments	(35,930,055)
Net unrealized appreciation of investments and foreign currencies	17,222,580

Total Net Assets	$208,267,946

Net Asset Value

Common Shares
Net assets	$208,267,946
Shares of beneficial interest outstanding	15,863,616
Net asset value per share	$13.13

[1]Investments, at cost	$274,016,312
[2]Short-term investments, at cost	3,231,979
[3]Foreign currencies, at cost	23,510

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2015 (Unaudited)

Investment Income:
Interest	$5,110,140
Dividends	2,743,660
Securities lending income	32,428
Foreign tax withheld	(202,585)

7,683,643

Expenses:
Management fees	1,387,003
Interest expense	469,752
Reports and statements to shareholders	67,648
Accounting and administration expenses	46,951
Legal fees	27,396
Dividend disbursing and transfer agent fees and expenses	25,958
Custodian fees	19,952
Audit and tax	19,556
Trustees’ fees and expenses	5,110
Registration fees	543
Other expenses	33,506

Total operating expenses	2,103,375

Net Investment Income	5,580,268

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,177,888
Foreign currencies	(715,866)
Foreign currency exchange contracts	(7,753)
Futures contracts	(20,513)

Net realized gain	3,433,756

Net change in unrealized appreciation (depreciation) of:
Investments	(2,890,079)
Foreign currencies	(6,122)
Futures contracts	8,814

Net change in unrealized appreciation (depreciation)	(2,887,387)

Net Realized and Unrealized Gain	546,369

Net Increase in Net Assets Resulting from Operations	$6,126,637

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six months ended 5/31/15 (Unaudited)	Year ended 11/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,580,268	$9,343,764
Net realized gain	3,433,756	9,186,308
Net change in unrealized appreciation (depreciation)	(2,887,387)	(9,401,549)

Net increase in net assets resulting from operations	6,126,637	9,128,523

Dividends and Distributions to Shareholders from:
Net investment income	(7,138,627)	(14,277,254)

	(7,138,627)	(14,277,254)

Net Decrease in Net Assets	(1,011,990)	(5,148,731)

Net Assets:
Beginning of period	209,279,936	214,428,667

End of period	$208,267,946	$209,279,936

Distributions in excess of net investment income	$(2,409,156)	$(850,797)

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund

Six months ended May 31, 2015 (Unaudited)

Net Cash (including Foreign Currency) Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$6,126,637

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments, net	(883,030)
Purchase of investment securities	(75,457,350)
Purchase of short-term investment securities, net	(2,610,118)
Proceeds from disposition of investment securities	79,945,416
Net realized gain on investments	(3,322,305)
Net change in unrealized appreciation (depreciation)	2,896,201
Decrease in securities lending collateral	(14,496,291)
Increase in receivable for securities sold	(312,381)
Increase in dividends, interest, and securities lending income receivable	(197,326)
Decrease in variation margin due to broker on futures contracts	(3,453)
Decrease in payable for securities purchased	(461,727)
Increase in investment management fees payable	8,785
Decrease in Trustees’ fees and expenses payable	265
Decrease in other affiliates payable	(1,692)
Increase in interest expense payable on leverage	4,785
Decrease in other accrued expenses and other liabilities	(40,331)

Total adjustments	(14,930,552)

Net cash provided by operating activities	(8,803,915)

Cash Flows Provided by (Used for) Financing Activities:
Cash dividends and distributions paid to shareholders	(7,138,627)
Decrease in obligation to return securities lending collateral	14,496,291

Net cash used for financing activities	7,357,664

Effect of exchange rates on cash	(6,122)

Net decrease in cash	(1,452,373)
Cash at beginning of period*	328,534

Cash at end of period*	$(1,123,839)

*Includes foreign currencies, at value as shown on the “Statement of assets and liabilities.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/15[1]			Year ended
	(Unaudited)	11/30/14	11/30/13	11/30/12	11/30/11	11/30/10
Net asset value, beginning of period	$13.190	$13.520	$12.020	$11.350	$12.320	$12.060

Income (loss) from investment operations:
Net investment income[2]	0.352	0.589	0.577	0.557	0.587	0.568
Net realized and unrealized gain (loss)	0.038	(0.019)	1.823	1.261	(0.327)	0.922

Total from investment operations	0.390	0.570	2.400	1.818	0.260	1.490

Less dividends and distributions from:
Net investment income	(0.450)	(0.900)	(0.900)	(0.627)	(0.750)	(0.918)
Return of capital	—	—	—	(0.521)	(0.480)	(0.312)

Total dividends and distributions	(0.450)	(0.900)	(0.900)	(1.148)	(1.230)	(1.230)

Net asset value, end of period	$13.130	$13.190	$13.520	$12.020	$11.350	$12.320

Market value, end of period	$11.530	$11.960	$12.250	$11.100	$10.920	$12.310

Total return based on3:
Net asset value	3.51%	4.94%	21.19%	16.85%	1.77%	13.13%
Market value	0.25%	5.02%	18.91%	12.15%	(2.01% )	10.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$208,268	$209,280	$214,429	$190,602	$179,414	$160,465
Ratio of expenses to average net assets[4,5]	2.05%	1.88%	1.88%	2.15%	1.98%	1.95%
Ratio of net investment income to average net assets[6]	5.44%	4.31%	4.47%	4.74%	4.68%	4.68%
Portfolio turnover	32%	56%	56%	53%	72%	83%

Leverage analysis:
Debt outstanding at end of period at par (000 omitted)	$87,000	$87,000	$65,725	$65,725	$50,725	$40,000
Asset coverage per $1,000 of debt outstanding at end of period	$3,394	$3,406	$4,263	$3,900	$4,537	$5,012

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2015 and years ended Nov. 30, 2014, 2013, 2012, 2011, and 2010 were 0.32%, 0.27%, 0.27%, 0.42%, 0.31%, and 0.33%, respectively.

[5]

The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2015 and years ended Nov. 30, 2014, 2013, 2012, 2011, and 2010 were 1.12%, 1.13%, 1.15%, 1.19%, 1.28%, and 1.22%, respectively.

[6]

The ratio of net investment income to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2015 and years ended Nov. 30, 2014, 2013, 2012, 2011, and 2010 were 3.82%, 3.21%, 3.38%, 3.57%, 3.76%, and 3.73%, respectively.

See accompanying notes, which are an integral part of the financial statements.

(continues)	25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

May 31, 2015 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust, and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The primary investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2011–Nov. 30, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) no longer applies to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2015 in early 2016.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 29, 2015.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2015.

(continues)	27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust, and the investment manager, an annual fee of 0.95%, of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average daily net assets excludes the line of credit liability.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets (excluding the line of credit liability) of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2015, the Fund was charged $6,900 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2015, the Fund was charged $18,820 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are Officers and/or Trustees of the Fund. These Officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$72,028,651
Purchases of U.S. government securities	3,428,699
Sales other than U.S. government securities	76,652,769
Sales of U.S. government securities	3,292,647

At May 31, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$276,524,231

Aggregate unrealized appreciation	$41,665,273
Aggregate unrealized depreciation	(23,681,112)

Net unrealized appreciation	$17,984,161

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2014, will expire as follows: $15,939,445 expires in 2016 and $22,248,222 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. There are no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	29

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$1,276,992	$—	$1,276,992
Corporate Debt	—	118,533,419	—	118,533,419
Foreign Debt	—	10,548,852	—	10,548,852
Senior Secured Loans	—	4,497,872	—	4,497,872
Common Stock
Consumer Discretionary	3,101,115	13,911,925	—	17,013,040
Consumer Staples	5,740,598	9,962,378	—	15,702,976
Diversified REITs	1,270,217	549,053	—	1,819,270
Energy	7,982,039	4,080,628	—	12,062,667
Financials	2,700,420	17,918,792	—	20,619,212
Healthcare	11,636,317	8,076,201	—	19,712,518
Healthcare REITs	646,809	—	—	646,809
Hotel REITs	1,262,445	—	—	1,262,445
Industrial REITs	1,592,007	726,784	—	2,318,791
Industrials	3,267,027	13,272,058	—	16,539,085
Information Technology	11,934,968	1,050,845	—	12,985,813
Mall REITs	1,560,507	—	—	1,560,507
Manufactured Housing REIT	172,917	—	—	172,917
Materials	2,331,411	3,296,347	—	5,627,758
Mixed REITs	387,096	—	—	387,096
Mortgage REITs	548,363	—	—	548,363
Multifamily REITs	1,378,560	—	—	1,378,560
Office REITs	1,926,935	477,038	—	2,403,973
Self-Storage REITs	452,919	—	—	452,919
Shopping Center REITs	1,579,767	680,921	—	2,260,688
Single Tenant REIT	141,014	—	—	141,014
Specialty REITs	330,022	—	—	330,022
Telecommunications	3,942,292	4,693,303	—	8,635,595
Utilities	1,797,042	1,120,059	—	2,917,101
Convertible Preferred Stock[1]	5,567,943	524,158	35,265	6,127,366
Exchange-Traded Note	118,750	—	—	118,750
Limited Partnership	408,960	—	—	408,960
Preferred Stock[1]	424,543	575,250	—	999,793
Right	—	—	24,678	24,678
Warrant	1,254	—	—	1,254
U.S. Treasury Obligations	—	1,239,298	—	1,239,298
Short-Term Investments	—	3,232,019	—	3,232,019

Total	$74,204,257	$220,244,192	$59,943	$294,508,392

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	90.87%	8.55%	0.58%	100.00%
Preferred Stock	42.46%	57.54%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at May 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc. (Computershare), in the open market, if the shares of the Fund are trading at a discount to the Fund’s net asset value on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s net asset value on the dividend payment date, the Fund will issue shares to shareholders of record at net asset value. During the six months ended May 31, 2015 and year ended Nov. 30, 2014, the Fund did not issue any shares under the Fund’s dividend reinvestment plan.

5. Line of Credit

For the six months ended May 31, 2015, the Fund borrowed a portion of the money available to it pursuant to a $87,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that was scheduled to expire on June 24, 2015. Effective June 19, 2015, the Fund entered into a new Credit Agreement that is scheduled to terminate on June 17, 2016. The terms of the new Credit Agreement are substantially the same as the terms in the expiring agreement. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2015, the par value of loans outstanding was $87,000,000, at a variable interest rate of 1.03%. During the six months ended May 31, 2015, the average daily balance of loans outstanding was $87,000,000, at a weighted average interest rate of approximately 1.07%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee under both the new and expiring Credit Agreements is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in

(continues)	31

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

6. Derivatives (continued)

value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2015.

During the six months ended May 31, 2015, the Fund entered into foreign currency exchange contracts to hedge the U.S dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at May 31, 2015.

During the six months ended May 31, 2015, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, and to hedge currency risks associated with the Fund’s investments.

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2015 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign currency exchange contracts	$(7,753)	$—	$(7,753)
Interest rate contracts	—	(20,513)	(20,513)

Total	$(7,753)	$(20,513)	$(28,266)

Net Change in Unrealized Appreciation
(Depreciation) of:
Futures Contracts
Interest rate contracts	$8,814

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2015:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD	61,864	USD	95,507
Futures contracts (average notional value)		32,753		968,423

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Master Repurchase Agreements

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$ 756,163	$ (756,163)	$—	$—
Bank of Montreal	630,136	(630,136)	—	—
BNP Paribas	746,701	(746,701)	—	—
Total	$2,133,000	$(2,133,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the

(continues)	33

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

8. Securities Lending (continued)

following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating-rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact on the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Mr. Zenouzi has been a co-portfolio manager of the Fund since June 2007.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Mr. Nutt has been a co-portfolio manager of the Fund since June 2007.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Mr. Andres has been a co-portfolio manager of the Fund since June 2007.

Edward A. “Ned” Gray, CFA

Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray manages the Global and International Value Equity strategies and has worked with the investment team for more than 20 years. Prior to joining Delaware Investments in June 2005 in his current position, Gray worked with the team as a portfolio manager at Arborway Capital and Thomas Weisel Partners. At ValueQuest/TA, which he joined in 1987, Gray was a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Mr. Gray has been a co-portfolio manager of the Fund since July 2008.

(continues)	37

Other Fund information (Unaudited)

Fund management (continued)

Liu-Er Chen, CFA

Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He received his medical education in China and he has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Mr. Chen has been a co-portfolio manager of the Fund since June 2007.

Roger A. Early, CPA, CFA

Managing Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

President and Chief Executive Officer — Delaware Investments® Family of Funds

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in February 2015 and president and CEO of the Delaware Investments Family of Funds in May 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Mr. Early has been a co-portfolio manager of the Fund since January 2008.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Mr. Anglace has been a co-portfolio manager of the Fund since March 2010.

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Mr. Matlack has been a co-portfolio manager of the Fund since December 2012.

Craig C. Dembek, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is co-head of credit research and senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Mr. Dembek has been a co-portfolio manager of the Fund since December 2012.

John P. McCarthy, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is co-head of credit research and senior research analyst on the firm’s taxable fixed income team, responsible for steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/ trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Mr. McCarthy has been a co-portfolio manager of the Fund since December 2012.

Christopher M. Testa, CFA

Senior Vice President, Senior Portfolio Manager

Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He primarily manages high yield assets. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

Mr. Testa has been a co-portfolio manager of the Fund since June 2014.

(continues)	39

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments® Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec†

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa†

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

†Audit committee member

Affiliated officers

Roger A. Early

President and

Chief Executive Officer

Delaware Investments Family of Funds

Philadelphia, PA

David F. Connor

Senior Vice President,

General Counsel, and Secretary Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company a series of Delaware Management Business Trust

Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options

Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	August 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2015